Fair Value Measurements - Change in fair value of Company's liabilities (Details) - Southport Acquisition Corp - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities		$ 4,639,000		$ 580,500	$ 580,500
Derivative warrant liabilities	$ 5,797,850				4,639,000	$ 580,500
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of Private Placement Warrant liability	1,217,750	(58,900)	$ 331,450	(447,950)	4,058,500	53,450
Private placement warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of Private Placement Warrant liability	614,000	(29,000)	$ 167,000	(226,000)	2,046,000	27,000
Level 2 | Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities	4,639,000	4,639,000		$ 293,000	293,000
Change in fair value of Private Placement Warrant liability	1,158,850				2,046,000
Transfer of Public Warrant liability to Level 2					2,300,000
Derivative warrant liabilities	$ 5,797,850	$ 4,639,000			$ 4,639,000	$ 293,000